Earnings Per Share	6 Months Ended
Sep. 30, 2023
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Earnings Per Share
15	EARNINGS PER SHARE
The following table shows the income and share data used in the basic and diluted earnings per share calculations for the six months ended September 30, 2023 and 2022.

	For the six months ended September 30,
	2023	2022

	(In millions, except number of shares and per share data)
Basic:
Profit attributable to shareholders of the Company	¥651,127	¥762,185
Weighted average number of common stock in issue (in thousands of shares)	1,334,846	1,371,054

Basic earnings per share	¥487.79	¥555.91

Diluted:
Profit attributable to the common shareholders of the Company	¥651,127	¥762,185
Impact of dilutive potential ordinary shares issued by subsidiaries and associates	(2)	—

Net profit used to determine diluted earnings per share	¥651,125	¥762,185

Weighted average number of common stock in issue (in thousands of shares)	1,334,846	1,371,054
Adjustments for stock options (in thousands of shares)	397	478

Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,335,243	1,371,532

Diluted earnings per share	¥487.65	¥555.72